MARKETABLE SECURITIES (Schedule of available-for-sale marketable securities) (Details) - U.S. Treasury [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 23,618	$ 11,740
Gross unrealized gains	11	2
Gross unrealized losses	0		[1]
Fair value	$ 23,629	$ 11,742

[1]	Represents an amount lower than $1